Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of Operating Segments
The following table reports the carrying amount of On’s non-current assets by geographic area:

(CHF in millions)	12/31/2023	12/31/2022

Europe, Middle East and Africa	270.4	246.8
thereof Switzerland	242.6	222.0
Americas	144.3	59.9
thereof the United States	142.2	58.5
Asia-Pacific	27.1	24.1
Non-current assets	441.7	330.9